Note 12 - Income Taxes	12 Months Ended
Oct. 31, 2014
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(12)	Income Taxes

Income tax expense (benefit) for the years ended October 31, 2014, 2013 and 2012 consists of:

Fiscal year ended October 31, 2014	Current	Deferred	Total
U.S. Federal	$666,517	$(370,553)	$295,964
State	24,680	(52,971)	(28,291)
Totals	$691,197	$(423,524)	$267,673

Fiscal year ended October 31, 2013	Current	Deferred	Total
U.S. Federal	$(640,652)	$930,956	$290,304
State	(10,307)	67,791	57,484
Totals	$(650,959)	$998,747	$347,788

Fiscal year ended October 31, 2012	Current	Deferred	Total
U.S. Federal	$1,648,945	$(491,256)	$1,157,689
State	167,160	(67,514)	99,646
Totals	$1,816,105	$(558,770)	$1,257,335

Reported income tax expense for the years ended October 31, 2014, 2013 and 2012 differs from the “expected” tax expense, computed by applying the U.S. Federal statutory income tax rate of 34% to income before income taxes as follows:

	Years ended October 31,
	2014	2013	2012
“Expected” tax expense	$302,797	$93,605	$1,320,402
Increase (reduction) in income tax expense resulting from:
Benefits from domestic manufacturing deduction	(61,024)	—	(177,230)
Nondeductible compensation	—	93,886	—
State income taxes, net of federal benefit	(23,031)	39,331	62,936
Loss of permanent deductions due to NOL carryback	—	54,907	—
Other differences, net	48,931	66,059	51,227
Reported income tax expense	$267,673	$347,788	$1,257,335

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and deferred tax liabilities as of October 31, 2014 and 2013 are presented below:

	October 31,
	2014	2013
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$87,381	$166,789
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,127,226	951,543
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	527,806	119,054
Share-based compensation expense	163,928	50,541
Investment in Centric Solutions	125,555	137,119
Net operating loss carryforwards	573,926	960,984
Other	75,940	113,579
Total gross deferred tax assets	2,681,762	2,499,609
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(442,870)	(687,090)
Other receivables, due to accrual for financial reporting purposes	(10,768)	(7,919)
Total gross deferred tax liabilities	(453,638)	(695,009)
Net deferred tax asset	$2,228,124	$1,804,600

As a result of the acquisition of AOS, the Company recorded certain deferred tax assets totaling $1,517,605 (after purchase accounting adjustments), related to net operating loss (“NOL”) carryforwards of $4,455,525, estimated to be available after considering Internal Revenue Code Section 382 limitations. As of October 31, 2014, $1,680,000 of these NOL carryforwards remain unused and may be used to reduce future taxable income. These NOL carryforwards begin to expire in fiscal year ending October 31, 2024.

The Company generated a Federal NOL and certain state NOLs during fiscal year 2013; all of which have been fully utilized as of October 31, 2014.

Based on the Company’s historical and projected pretax earnings and other relevant factors, management believes that it is more likely than not that the Company’s deferred tax assets at October 31, 2014 will be realized.

The Company estimates a liability for uncertain tax positions taken or expected to be taken in a tax return. The liability for uncertain tax positions is included in other noncurrent liabilities on the accompanying consolidated balance sheets.

A reconciliation of the unrecognized tax benefits for fiscal years 2014 and 2013 follows:

	October 31,
	2014	2013
Unrecognized tax benefits balance at beginning of year	$198,307	$221,339
Gross decreases for tax positions of prior years	(41,853)	(23,282)
Gross increases for current year tax positions	12,302	250
Unrecognized tax benefits balance at end of year	$168,756	$198,307

During fiscal year 2014, the Company reduced accrued interest and penalties by $4,647 and $10,400, respectively, related to unrecognized tax benefits. During fiscal year 2013, the Company accrued interest and penalties of $7,738 and $5,735, respectively, related to unrecognized tax benefits. As of October 31, 2014 and 2013, the Company had approximately $93,709 and $108,756, respectively, of accrued interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits that would affect the Company’s effective tax rate if recognized is $92,817 and $110,741 as of October 31, 2014 and 2013, respectively. The Company does not expect its unrecognized tax benefits to change significantly in the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. The statute of limitations remains open for U.S. and certain state income tax examinations for years ended October 31, 2011 through October 31, 2013.